Summary of Significant Accounting Policies	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Summary of Significant Accounting Policies
2.	Summary of Significant Accounting Policies
Basis of Presentation
The Company’s unaudited condensed consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States (“GAAP”). The unaudited condensed consolidated financial statements include the accounts of wholly owned subsidiaries, after elimination of intercompany accounts and transactions. The unaudited condensed consolidated financial information presented herein reflects all financial information that, in the opinion of management, is necessary for a fair statement of financial position, results of operations and cash flows for the periods presented.
The Company’s condensed consolidated financial statements are prepared in accordance with the U.S. Securities and Exchange Commission’s rules for the presentation of interim financial statements, which permit certain disclosures to be condensed or omitted. These financial statements should be read in conjunction with the Company’s annual financial statements as of and for the year ended December 31, 2021.
In the opinion of management, the accompanying interim financial statements include all normal and recurring adjustments (which consist primarily of accruals, estimates and assumptions that impact the financial statements) considered necessary to present fairly the Company’s financial position as of March 31, 2022, and its results of operations, statement of changes in stockholder’s equity (deficit) and cash flows for the three months ended March 31, 2022 and 2021. Operating results for the three months ended March 31, 2022 are not necessarily indicative of the results that may be expected for the year ending December 31, 2022. The interim financial statements, presented herein, do not contain the required disclosures under GAAP for annual financial statements. The accompanying unaudited condensed consolidated financial statements should be read in conjunction with the Company’s annual audited financial statements and related notes as of and for the year ended December 31, 2021 included in the Annual Report on Form
10-K
filed with the Securities and Exchange Commission on March 31, 2022 (the “2021 Form 10-K”).
Use of Estimates
The preparation of the Company’s condensed consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the condensed consolidated financial statements, and the reported amounts of expenses during the reporting period. Significant estimates and assumptions reflected in these condensed consolidated financial statements include, but are not limited to, assumptions related to the Company’s goodwill and intangible impairment assessment, the valuation of inventory, of contingent consideration and contingent stock consideration, determination of incremental borrowing rates, accrual of research and development expenses, and the valuations of stock options and preferred stock warrants. The Company based its estimates on historical experience, known trends and other market-specific or other relevant factors that it believes to be reasonable under the circumstances. On an ongoing basis, management evaluates its estimates when there are changes in circumstances, facts and experience. Changes in estimates are recorded in the period in which they become known. Actual results could differ from those estimates.
Fair Value Measurements
Certain assets and liabilities of the Company are carried at fair value under GAAP. Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Valuation techniques used to measure fair value must maximize the use of observable inputs and minimize the use of unobservable inputs. Financial assets and liabilities carried at fair value are to be classified and disclosed in one of the following three levels of the fair value hierarchy, of which the first two are considered observable and the last is considered unobservable:

•	Level 1 — Quoted prices in active markets for identical assets or liabilities.

•
Level 2 — Observable inputs (other than Level 1 quoted prices), such as quoted prices in active markets for similar assets or liabilities, quoted prices in markets that are not active for identical or similar assets or liabilities, or other inputs that are observable or can be corroborated by observable market data.

•
Level 3 — Unobservable inputs that are supported by little or no market activity that are significant to determining the fair value of the assets or liabilities, including pricing models, discounted cash flow methodologies and similar techniques.

Leases
In accordance with ASU
2016-02,
the Company classifies leases at the lease commencement date. At the inception of an arrangement, the Company will determine whether the arrangement is or contains a lease based on the circumstances present. Leases with a term greater than one year will be recognized on the condensed consolidated balance sheets as right-of-use
assets (“ROU”), lease liabilities, and if applicable, long-term lease liabilities. The Company includes renewal options to extend the lease in the lease term where it is reasonably certain that it will exercise these options. Lease liabilities and the corresponding ROU are recorded based on the present values of lease payments over the terms. The interest rate implicit in lease contracts is typically not readily determinable. As such, the Company utilizes the appropriate incremental borrowing rates, which are the rates that would be incurred to borrow on a collateralized basis, over similar terms, amounts equal to the lease payments in a similar economic environment. Variable payments that do not depend on a rate or index are not included in the lease liability and are recognized as incurred. Lease contracts do not include residual value guarantees nor do they include restrictions or other covenants. Certain adjustments to ROUs may be required for items such as initial direct costs paid, incentives received, or lease prepayments. If significant events, changes in circumstances, or other events indicate that the lease term or other inputs have changed, the Company would reassess lease classification, remeasure the lease liability using revised inputs as of the reassessment date, and adjust the ROU.
The Company has elected the “package of 3” practical expedients permitted under the transition guidance, which eliminates the requirements to reassess prior conclusions about lease identification, lease classification, and initial direct costs. The Company also adopted an accounting policy which provides that leases with an initial term of 12 months or less and no purchase option that the Company is reasonably certain of exercising will not be included within the lease right-of-use assets and lease liabilities on its condensed consolidated balance sheets.
Refer to Note 8 for further information.
Net Loss per Share
The following potentially dilutive securities have been excluded from the computation of diluted weighted-average shares of common stock outstanding, prior to the use of the two-class method, as they would be anti-dilutive:

	Three Months Ended March 31,
	2022	2021
Redeemable convertible preferred stock	—	107,525,553
Stock options	23,999,206	22,815,643
Restricted stock units	517,616	—
Warrants	29,404,809	25,775,905

	53,921,631	156,117,101

Segment Information
Operating segments are defined as components of an enterprise about which separate discrete financial information is available for evaluation by the chief operating decision maker, or decision-making group, in deciding how to allocate resources in assessing performance. The Company manages its operations through an evaluation of three distinct businesses segments: Cell Therapy, Degenerative Disease and BioBanking. These segments are presented for the three months ended March 31, 2022 and 2021 in Note 15.
Concentrations of Credit Risk and Significant Customers
Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash and cash equivalents. The Company generally maintains balances in various operating accounts at financial institutions that management believes to be of high credit quality, in amounts that may exceed federally insured limits. The Company has not experienced any losses related to its cash and cash equivalents or restricted cash and does not believe that it is subject to unusual credit risk beyond the normal credit risk associated with commercial banking relationships.
The Company is subject to credit risk from trade accounts receivable related to both degenerative disease product sales and biobanking services. All trade accounts receivables are a result from product sales and services performed in the United States. As of December 31, 2021, one of the Company’s customers comprised approximately 47% of the Company’s total outstanding accounts receivable. As of March 31, 2022, no single customer provided more than 10% of Company’s total outstanding accounts receivable. No single customer provided 10% or more of the revenue earned during the three months ended March 31, 2022 and 2021.
Emerging Growth Company
Section 102(b)(1) of the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”) exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act of 1933, as amended, registration statement declared effective or do not have a class of securities registered under the Securities Exchange Act of 1934, as amended “Exchange Act”)) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that an emerging growth company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging growth companies but any such an election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period, which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard.
This may make comparison of the Company’s financial statements with another public company that is neither an emerging growth company nor an emerging growth company that has opted out of using the extended transition period difficult or impossible because of the potential differences in accounting standards used.
Recently Adopted Accounting Pronouncements
On January 1, 2022, the Company adopted ASU
2016-02,
which sets out the principles for the recognition, measurement, presentation and disclosure of leases for both parties to a contract (i.e., lessees and lessors). The new standard requires lessees to apply a dual approach, classifying leases as either finance or operating leases based on the principle of whether or not the lease is effectively a financed purchase by the lessee. This classification will determine whether lease expense is recognized based on an effective interest method or on a straight-line basis over the term of the lease. A lessee is also required to record a ROU asset and a lease liability for all leases with a term of greater than 12 months regardless of their classification. Leases with a term of 12 months or less may be accounted for similar to existing guidance for operating leases today.
The Company adopted ASU
2016-02
utilizing the modified retrospective transition method in the first quarter of fiscal 2022 and did not restate comparative periods. The Company has elected the package of practical expedients permitted under the transition guidance within the new standard, which among other things, allowed it to carry forward the historical lease classification. Refer to Note 8 for further information on the impact of the adoption of ASU
2016-02
on the Company’s condensed consolidated financial statements.
The Company recorded ROU assets and lease liabilities of $15,678 and $30,399, respectively, on the condensed consolidated balance sheets. Incremental borrowing rates as of January 1, 2022, the date the new standard was adopted, were used to calculate the present value of the Company’s lease portfolio as of that date. Leases previously identified as build-to-suit
leases were derecognized pursuant to the transition guidance provided for build-to-suit
leases in ASC
2016-02.
The impact of the derecognition of the
build-to-suit
lease was a net reduction of $3,996 to accumulated deficit as of January 1, 2022. The standard did not materially impact the consolidated net losses or operating cash flows.
In May 2021, the FASB issued ASU
2021-04,
Earnings Per Share
(Topic 260),
Debt—Modifications and Extinguishments
(Subtopic
470-50),
Compensation—Stock Compensation
(Topic 718), and
Derivatives and Hedging—Contracts in Entity’s Own Equity
(Subtopic
815-40):
Issuer’s Accounting for Certain Modifications or Exchanges of Freestanding
Equity-Classified
Written Call Options
(“ASU
2021-04”).
ASU
2021-04
provides guidance as to how an issuer should account for a modification of the terms or conditions or an exchange of a freestanding equity-classified written call option (i.e., a warrant) that remains equity-classified after modification or exchange as an exchange of the original instrument for a new instrument. An issuer should measure the effect of a modification or exchange as the difference between the fair value of the modified or exchanged warrant and the fair value of that warrant immediately before modification or exchange and then apply a recognition model that comprises four categories of transactions and the corresponding accounting treatment for each category (equity issuance, debt origination, debt modification, and modifications unrelated to equity issuance and debt origination or modification). The Company adopted ASU
2021-04
effective January 1, 2022 and considered this guidance when evaluating the amendment of the Company’s warrants in March 2022 (See Note 10.)
Recently Issued Accounting Pronouncements
In August 2020, the FASB issued ASU
2020-06,
(Subtopic
470-20):
Debt — Debt with Conversion and Other Options
(“ASU
2020-06”)
to address the complexity associated with applying GAAP to certain financial instruments with characteristics of liabilities and equity. ASU
2020-06
includes amendments to the guidance on convertible instruments and the derivative scope exception for contracts in an entity’s own equity and simplifies the accounting for convertible instruments which include beneficial conversion features or cash conversion features by removing certain separation models in Subtopic
470-20.
Additionally, ASU
2020-06
will require entities to use the
“if-converted”
method when calculating diluted earnings per share for convertible instruments. ASU
2020-06
is effective for fiscal years beginning after December 15, 2023 (fiscal year 2024 for the Company), including interim periods within those fiscal years. The Company does not expect the impact of ASU
2020-06
to have an impact on its financial position, results of operations or cash flows.
In June 2016, the FASB issued ASU
2016-13,
Financial Instruments — Credit Losses
(“ASU
2016-13”),
which changes the accounting for recognizing impairments of financial assets. Under the new guidance, credit losses for certain types of financial instruments will be estimated based on expected losses. ASU
2016-13
also modifies the impairment models for
available-for-sale
debt securities and for purchased financial assets with credit deterioration since their origination. ASU
2016-13
is effective for annual periods beginning after December 15, 2022 (fiscal year 2023 for the Company), and interim periods within those periods, with early adoption permitted. The Company is currently evaluating the impact that the adoption of ASU
2016-13
will have on its condensed consolidated financial statements.

2. Summary of Significant Accounting Policies
Basis of Presentation
The Company’s consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States (“GAAP”). The consolidated financial statements include the accounts of wholly owned subsidiaries, after elimination of intercompany accounts and transactions. The consolidated financial information presented herein reflects all financial information that, in the opinion of management, is necessary for a fair statement of financial position, results of operations and cash flows for the periods presented.
Use of Estimates
The preparation of the Company’s consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the consolidated financial statements, and the reported amounts of revenue and expenses during the reporting period. Significant estimates and assumptions reflected in these consolidated financial statements include, but are not limited to, assumptions related to the Company’s goodwill and intangible impairment assessment, the valuation of inventory and of contingent consideration, accrual of research and development expenses, and the valuations of stock options and preferred and common stock warrants. The Company based its estimates on historical experience, known trends and other market-specific or other relevant factors that it believes to be reasonable under the circumstances. On an ongoing basis, management evaluates its estimates when there are changes in circumstances, facts and experience. Changes in
estimates are recorded in the period in which they become known. Actual results could differ from those estimates.
Fair Value Measurements
Certain assets and liabilities of the Company are carried at fair value under GAAP. Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Valuation techniques used to measure fair value must maximize the use of observable inputs and minimize the use of unobservable inputs. Financial assets and liabilities carried at fair value are to be classified and disclosed in one of the following three levels of the fair value hierarchy, of which the first two are considered observable and the last is considered unobservable:

•	Level 1 — Quoted prices in active markets for identical assets or liabilities.

•
Level 2 — Observable inputs (other than Level 1 quoted prices), such as quoted prices in active markets for similar assets or liabilities, quoted prices in markets that are not active for identical or similar assets or liabilities, or other inputs that are observable or can be corroborated by observable market data.

•
Level 3 — Unobservable inputs that are supported by little or no market activity that are significant to determining the fair value of the assets or liabilities, including pricing models, discounted cash flow methodologies and similar techniques.

Cash and Cash Equivalents
Cash and cash equivalents consist principally of cash held in commercial bank accounts, money market funds and U.S. Treasury securities having an original maturity of less than three months. The Company considers all highly liquid investments with maturities of three months or less
at the date of acquisition to be cash equivalents. At December 31, 2021 and 2020, substantially all cash and cash equivalents were held in either commercial bank accounts or money market funds.
Restricted Cash
As of December 31, 2021 and 2020, the Company maintained letters of credit of $14,836 and $15,202, respectively, for the benefit of the landlord of leased properties, which the Company classified as restricted cash
(non-current)
on its consolidated balance sheets.
Inventory
Inventory is stated at the lower of cost or market (net realizable value), with cost being determined on a first-in,
first-out basis.
Prior to initial approval from the U.S. Food and Drug Administration (“FDA”) or other regulatory agencies, the Company expenses costs relating to the production of inventory in the period incurred. After such time as the product receives initial regulatory approval, the Company capitalizes the inventory costs related to the product. The Company continues to expense costs associated with clinical trial material as research and development expense.
The Company periodically analyzes the inventory levels to determine whether there is any obsolete, expired, or excess inventory. If any inventory is (i) expected to expire prior to being sold, (ii) has a cost basis in excess of its net realizable value, (iii) is in excess of expected sales requirements as determined by internal sales forecasts, or (iv) fails to meet commercial sale specifications, the inventory is written-down through a charge to cost of goods sold. The determination of whether inventory costs will be realizable requires estimates by management of future expected inventory requirements, based on sales forecasts. Once packaged,
Biovance
®
currently has a shelf-life of five years in the United States and between two and three years outside of the United States, and Interfyl
®
has a shelf-life of five years. If actual market conditions are less favorable than those projected by management, inventory write-downs may be required. Inventory, net of current portion on the Company’s consolidated balance sheets includes inventory expected to remain on hand beyond one year.
Property and Equipment
Property and equipment are stated at cost less accumulated depreciation and amortization. Depreciation and amortization expense is recognized using the straight-line method over the estimated useful life of each asset, as follows:

Estimated Useful Life
Building	26 years
Furniture and fixtures	5—7 years
Lab equipment	5 years
Computer equipment	3 years
Software	3 years
Leasehold improvements	shorter of the estimated useful life and the lease term
Estimated useful lives are periodically assessed to determine if changes are appropriate. Maintenance and repairs are charged to expense as incurred. When assets are retired or otherwise disposed of, the cost of these assets and related accumulated depreciation or amortization are eliminated from the consolidated balance sheet and any resulting gains or losses are included in the consolidated statement of operations in the period of disposal. Costs for capital assets not yet placed into service are capitalized as construction-in-progress
and depreciated once placed into service.
Impairment of Tangible Long-Lived Assets
Tangible long-lived assets consist of property, plant and equipment. Tangible long-lived assets to be held and used are tested for recoverability whenever events or changes in business circumstances indicate that the carrying amount of the assets may not be fully recoverable. Factors that the Company considers in deciding when to perform an impairment review include significant underperformance of the business in relation to expectations, significant negative industry or economic trends and significant changes or planned changes in the use of the assets. If an impairment review is performed to evaluate a long-lived asset group for recoverability, the Company compares forecasts of undiscounted cash flows expected to result from the use and eventual disposition of the long-lived asset group to its carrying value. An impairment loss would be recognized in loss from operations when estimated undiscounted future cash flows expected to result from the use of an asset group are less than its carrying amount. The impairment loss would be based on the excess of the carrying value of the impaired asset group over its fair value, determined based on discounted cash flows. The Company did no
t record any impairment losses on tangible long-lived assets during the years ended December 31, 2021 and 2020.
Business Combinations
The purchase price allocation for business combinations requires extensive use of accounting estimates and judgments to allocate the purchase price to the identifiable tangible and intangible assets acquired and liabilities assumed based on their respective fair values. Under Accounting Standards Codification 805,
Business Combinations
, the Company first determines whether substantially all of the fair value of the gross assets acquired is concentrated in a single identifiable asset or a group of similar identifiable assets. If this threshold is met, the single asset or group of assets, as applicable, is not a business. If the single asset or group of similar assets does not meet the threshold, an entity must next evaluate whether both an input and substantive process are present.
The Company accounts for business combinations using the acquisition method of accounting. Application of this method of accounting requires that (i) identifiable assets acquired (including identifiable intangible assets) and liabilities assumed generally be measured and recognized at fair value as of the acquisition date and (ii) the excess of the purchase price over the net fair value of identifiable assets acquired and liabilities assumed be recognized as goodwill, which is not amortized for accounting purposes but is tested for impairment at least annually. Acquired IPR&D is recognized at fair value and initially characterized as an indefinite-lived intangible asset, irrespective of whether the acquired IPR&D has an alternative future use. Transaction costs related to business combinations are expensed as incurred.
Determining the fair value of assets acquired and liabilities assumed in a business combination requires management to use significant judgment and estimates, especially with respect to intangible assets. Critical estimates in valuing certain identifiable assets include, but are not limited to, the selection of valuation methodologies, estimates of future revenue and cash flows, expected long-term market growth, future expected operating expenses, costs of capital and appropriate discount rates. Management’s estimates of fair value are based upon assumptions believed to be reasonable, but which are inherently uncertain and, as a result, actual results may differ materially from estimates.
During the measurement period, which extends no later than one year from the acquisition date, the Company may record certain adjustments to the carrying value of the assets acquired and liabilities assumed with the corresponding offset to goodwill. After the measurement period, all adjustments are recorded in the consolidated statements of operations as operating expenses or income.
Acquisition-related contingent consideration, which consists of potential milestone and royalty obligations (see Note 11), was recorded in the consolidated balance sheets at its acquisition-date estimated fair value, in accordance with the acquisition method of accounting. The fair value of the acquisition-related contingent consideration is remeasured each reporting period, with changes in fair value recorded in the consolidated statements of operations. The fair value measurement is based on significant inputs not observable by market participants and thus represents a Level 3 input in the fair value hierarchy (see Note 4).
Asset Acquisitions
The Company measures and recognizes asset acquisitions that are not deemed to be business combinations based on the cost to acquire the assets, which includes transaction costs. In an asset acquisition, the cost allocated to acquire IPR&D with no alternative future use is charged to research and development expense at the acquisition date.
In-Process
Research and Development
The fair value of IPR&D acquired through a business combination is capitalized as an indefinite-lived intangible asset until the completion or abandonment of the related research and development activities. When the related research and development is completed, the asset is reclassified to a definite-lived asset and amortized over its estimated useful life.
The fair value of an IPR&D intangible asset is typically determined using an income approach whereby management forecasts the net cash flows expected to be generated by the asset over its estimated useful life. The net cash flows reflect the asset’s stage of completion, the probability of technical success, the projected costs to complete, expected market competition, and an assessment of the asset’s life-cycle. The net cash flows are then adjusted to present value by applying an appropriate discount rate that reflects the risk factors associated with the cash flow streams.

Indefinite-lived IPR&D is not subject to amortization but is tested annually for impairment or more frequently if there are indicators of impairment. The Company tests its indefinite-lived IPR&D annually for impairment during the fourth quarter. In testing indefinite-lived IPR&D for impairment, the Company has the option to first assess qualitative factors to determine whether the existence of events or circumstances would indicate that it is more likely than not that its fair value is less than its carrying amount, or the Company can perform a quantitative impairment analysis to determine the fair value of the indefinite-lived IPR&D without performing a qualitative assessment. Qualitative factors that the Company considers include significant negative industry or economic trends and significant changes or planned changes in the use of the assets. If the Company chooses to first assess qualitative factors and the Company determines that it is more likely than not that the fair value of the indefinite-lived IPR&D is less than its carrying amount, the Company would then determine the fair value of the indefinite-lived IPR&D. Under either approach, if the fair value of the indefinite-lived IPR&D is less than its carrying amount, an impairment charge is recognized in the consolidated statements of operations. During the year ended December 31, 2020, the Company recognized an impairment charge related to its indefinite-lived IPR&D of $129,400. No such charge was recognized during the year ended December 31, 2021 (see Note 8).
Goodwill
Goodwill represents the excess of the fair value of the consideration transferred over the fair value of the net tangible and identifiable intangible assets acquired in a business combination. Goodwill is not subject to amortization but is tested annually for impairment or more frequently if there are indicators of impairment. The Company typically tests its goodwill annually for impairment in the fourth quarter of each year.
Prior to the third quarter of 2020, the Company managed its operations as one reporting unit. In the third quarter of 2020, the Company began to manage its operations through an evaluation of three different operating segments: Cell Therapy, Degenerative Disease and BioBanking (see Note 18). The Company determined that the operating segments represented the reporting units.
As a result of the change in reporting units, goodwill was required to be allocated across the operating segments under the new reporting structure. Goodwill was attributed to each reporting unit based on the acquired value, which is reflective of the relative fair value.
In testing goodwill for impairment, the Company has the option to first assess qualitative factors to determine whether the existence of events or circumstances would indicate that it is more likely than not that the fair value of the reporting unit was less than its carrying amount, or the Company can perform a quantitative impairment analysis without performing the qualitative assessment. Examples of such events or circumstances considered in the Company’s qualitative assessment include, but are not limited to, a significant adverse change in legal or business climate, an adverse regulatory action or unanticipated competition. If the Company chooses to first assess qualitative factors and the Company determines that it is more likely than not that the fair value of its reporting unit is less than its carrying amount, the Company would then perform the quantitative impairment test. The quantitative test starts with comparing the fair value of the reporting unit to the carrying amount of a reporting unit, including goodwill. If the fair value of the reporting unit exceeds the carrying amount, no impairment loss is recognized. However, if the fair value of the reporting unit is less than its carrying value, the Company would recognize an impairment charge for the amount by which the carrying amount exceeds the reporting unit’s fair value, not to exceed the total amount of goodwill allocated to the reporting unit.
Preferred Stock Warrants Liabilities
Prior to the business combination with GX (see Notes 1 and 3), the Company classified warrants for the purchase of shares of its convertible preferred stock (see Note 12) as liabilities on its consolidated balance sheets as these warrants were freestanding financial instruments that may have required the Company to transfer assets upon exercise. The warrant liabilities, which consisted of warrants for the purchase of Series B convertible preferred stock, were initially recorded at fair value upon the date of issuance of each warrant and was subsequently remeasured to fair value at each reporting date. Changes in the fair value of the warrant liabilities were recognized as a component of other (expense) income in the consolidated statement of operations. Fair value of the preferred stock warrant liabilities were remeasured through the July 16, 2021 closing
date on the consolidated statement of operations until the liability was reclassified to equity on the closing date.
Leases
The Company enters into lease agreements for its laboratory and office facilities. The Company determines if a lease arrangement is an operating lease or capital lease at inception. Rent expense is recognized on a straight-line basis over the term of the lease. Incentives granted under the Company’s facilities leases, including allowances to fund leasehold improvements and rent holidays, are recorded as a deferred rent liability and are recognized as reductions to rental expense on a straight-line basis over the remaining term of the lease.
The Company considers the nature of the renovations and the Company’s involvement during the construction period of newly leased office space to determine if it is considered to be the owner of the construction project during the construction period. If the Company determines that it is the owner of the construction project, it is required to capitalize the fair value of the asset, including potentially the building, construction costs incurred, and capitalized interest, on its consolidated balance sheet along with a corresponding financing liability
(“build-to-suit accounting”).
Upon occupancy for
build-to-suit leases,
the Company assesses whether the circumstances qualify for sales recognition under the sale-leaseback accounting guidance. If the lease meets the sale-leaseback criteria, the Company will remove the asset and related financial obligation from the balance sheet and evaluate the lease for treatment as a capital or operating lease. If upon completion of construction, the project does not meet the sale-leaseback criteria, the leased property will be treated as a capital lease for financial reporting purposes.
Revenue Recognition
The Company generates revenue from its degenerative disease commercial operations (i.e., the sale of Biovance
®
, Interfyl
®
 and MIST
®
 and UltraMIST
®
 Therapy System), biobanking services (i.e., the collection, processing and storage of umbilical cord and placental blood and tissue after full-term pregnancies), and license, royalty and other operations (i.e., license agreement with Sanuwave Health Inc.).
Product sales and rentals
Biovance
®
is a decellularized, dehydrated human amniotic membrane with a preserved natural epithelial basement membrane and an intact extracellular matrix structure with its biochemical components, and is intended for use as a biological membrane covering that provides the extracellular matrix while supporting the repair of damaged tissue. Interfyl
®
is an allogeneic decellularized particulate human placental connective tissue matrix consisting of natural human structural and biochemical extracellular matrix components and is intended for use in both surgical requirements and wound care as the replacement or supplementation of damaged or inadequate integumental tissue. UltraMIST
®
is a low frequency ultrasound system used to promote wound healing through wound cleansing and maintenance debridement by the removal of fibrin, yellow slough, tissue exudates and bacteria. The MIST
®
/UltraMIST
®
Therapy System consists of a generator and treatment wand (collectively, the “MIST Equipment”) along with single-use
applicators (the “MIST Applicators”) and optional accessories (e.g., roll stand and carts).

The Company recognizes revenue when control of the products and services is transferred to its customers in an amount that reflects the consideration it expects to receive from its customers in exchange for those products and services. This process involves identifying the contract with a customer, determining the performance obligations in the contract, determining the contract price, allocating the contract price to the distinct performance obligations in the contract, and recognizing revenue when, or as, the performance obligations have been satisfied.
A performance obligation is considered distinct from other obligations in a contract when it provides a benefit to the customer either on its own or together with other resources that are readily available to the customer and is separately identified in the contract. The Company considers a performance obligation satisfied once it has transferred control of a good or service to the customer, meaning the customer has the ability to use and obtain the benefit of the good or service. Transaction prices of products or services are typically based on contracted rates with customers and to the extent that the transaction price includes variable consideration, the Company estimates the amount of variable consideration that should be included in the transaction price utilizing the expected value method or the most likely amount, depending on the circumstances, to which the Company expects to be entitled.
The Company provides for rights of return to customers on its degenerative disease products. To date, the Company has had minimal product returns and therefore does not record a provision for returns. The Company offers product warranties which provide assurance that the product will function as expected and in accordance with specification. Customers can purchase warranties separately and these warranties give rise to a separate performance obligation.

The Company’s MIST
®
/UltraMIST
®
 Therapy System had both software and
non-software (e.g.,
hardware) components that function together to deliver the product’s essential functionality. In addition, the hardware sold could not be used apart from the embedded software. The MIST Equipment was obtained by the customer in three
ways: (a) the purchase of the MIST Equipment outright; (b) the lease of the MIST Equipment for a monthly rental fee; or
(c) pay-per-use arrangement
whereupon the Company provided the MIST Equipment for a single pay per use fee, subject to a minimum purchase requirement of MIST Applicators. MIST Applicators were separately ordered and purchased by customers who opted to purchase or directly lease the equipment. In addition, the Company offered the MIST Equipment for a standard
90
 day evaluation period at
no
charge to the customer for the MIST Equipment; however, MIST Applicators were required to be purchased during the evaluation term. When the Company leased or entered into a pay-per-use arrangement,
it retained title to the equipment at all times.
For multiple-element arrangements, revenue is allocated to each performance obligation based on its relative standalone selling price. Standalone selling prices are determined based on observable prices at which the Company separately sells its products or services. When the Company’s customer arrangements are multiple-element arrangements that contains a lease or pay-per-use arrangement,
the Company allocates the arrangement consideration between the lease deliverable (i.e., the MIST Equipment) and non-lease deliverable
(i.e., the MIST Applicators). The consideration related to the pay-per-use arrangements
was allocated to the lease deliverable based on the “Minimum Volume Method”, which used the contractual minimum volume in the relative fair value calculation because the ultimate level of MIST Applicator purchases was unknown. The consideration allocated related to the lease arrangement was established in the lease arrangement.
The Company provides inventory to certain customers through
pre-arranged agreements
on a consignment basis. Customers consigned inventory is maintained and stored by certain customers; however, ownership remains with the Company.
Services
Processing and storage services include the Company providing umbilical cord blood, placental blood and tissue processing and storage for private use. Revenues recognized for the fees for processing and storage represent sales of the biobanking to customers. The Company recognizes revenue from processing fees at the point in time of the successful completion of processing and recognizes storage fees over time, which is ratably over the contractual storage period.
License, royalty and other
Under license agreements, the Company assesses whether the related performance obligation is satisfied at a point in time or over time.
Under the license agreement with Sanuwave Health Inc. (“Sanuwave”) which acquired certain assets comprising its MIST
®
/UltraMIST
®
business (see Note 14), the Company received a quarterly license fee and a defined royalty on each product sold. A credit was provided to Sanuwave for Biovance royalties up to the quarterly license fee. The Company recognized the quarterly license fee over each quarterly term based on the actual sales occurring over the period. The license agreement with Sanuwave was terminated during the third quarter of 2021 due to an uncured material breach.
At the inception of each arrangement that includes milestone payments based on certain events, the Company evaluates whether the milestones are considered probable of being achieved and estimates the amount to be included in the transaction price using the most likely amount method. If it is probable that a significant revenue reversal would not occur, the associated milestone value is included in the transaction price. Milestone payments that are not within the control of the Company or the licensee, such as regulatory approvals, are not considered probable of being achieved until those approvals are received. The Company evaluates factors such as the scientific, clinical, regulatory, commercial, and other risks that must be overcome to achieve the particular milestone in making this assessment. There is considerable judgment involved in determining whether it is probable that a significant revenue reversal would not occur. At the end of each subsequent reporting period, the Company reevaluates the probability of achievement of all milestones subject to constraint and, if necessary, adjusts its estimate of the overall transaction price. Any such adjustments are recorded on a cumulative catch-up
basis, which would affect revenues and earnings in the period of adjustment. If a milestone or other variable consideration relates specifically to the Company’s efforts to satisfy a single performance obligation or to a specific outcome from satisfying the performance obligation, the Company generally allocates the milestone amount entirely to that performance obligation once it is probable that a significant revenue reversal would not occur. See Note 14 for further discussion of the Company’s license agreements.
For certain distribution agreements as described in Note 15, the Company will utilize the practical expedient in ASC 606-10-55-83, whereby an entity may recognize revenue in the amount to which the entity has a right to invoice so long as the consideration from a customer corresponds directly with the value received. Thus, the Company will recognize revenue upon invoicing for these agreements (subsequent to receipt of the related purchase order).
Research and Development Costs
The Company has entered into various research and development and other agreements with commercial firms, researchers, universities and others for provisions of goods and services. These agreements are generally cancellable, and the related costs are recorded as research and development expenses as incurred. Research and development expenses include costs for salaries, employee benefits, subcontractors, facility-related expenses, depreciation and amortization, stock-based compensation, third-party license fees, laboratory supplies, and external costs of outside vendors engaged to conduct discovery, preclinical and clinical development activities and clinical trials as well as to manufacture clinical trial materials, and other costs. The Company records accruals for estimated ongoing research and development costs. When evaluating the adequacy of the accrued liabilities, the Company analyzes progress of the studies or clinical trials, including the phase or completion of events, invoices received and contracted costs. Significant judgments and estimates are made in determining the accrued balances at the end of any reporting period. Actual results could differ materially from the Company’s estimates. Nonrefundable advance payments for goods or services to be received in the future for use in research and development activities are recorded as prepaid expenses. Such prepaid expenses are recognized as an expense when the goods have been delivered or the related services have been performed, or when it is no longer expected that the goods will be delivered, or the services rendered.
Upfront payments, milestone payments and annual maintenance fees under license agreements are expensed in the period in which they are incurred.

Advertising and Marketing Costs
Advertising and marketing costs are expensed as incurred. Advertising and marketing costs are included in selling, general and administrative expenses and were $252 and $764 for the years ended December 31, 2021 and 2020, respectively.
Government Grants
From time to time, the Company may be awarded a government research grant. Under these arrangements, the Company recognizes awarded grants as a reduction to research and development expense at the point in time where achievement of related milestones is confirmed by the governmental agency. The Company recorded a reduction of $290 to research and development expense resulting from grant awards for the year ended December 31, 2020. The Company did not receive grant monies during 2021.

Patent Costs
All patent-related costs incurred in connection with filing and prosecuting patent applications are expensed as incurred due to the uncertainty about the recovery of the expenditure. Amounts incurred are classified as general and administrative expenses.

Stock-Based Compensation
The Company measures all stock-based awards granted to employees and directors based on the fair value on the date of the grant and recognizes compensation expense for those awards, over the requisite service period, which is generally the vesting period of the respective award. The Company typically issues stock-based awards with only service-based vesting conditions and records the expense for these awards using a straight-line method.
During 2020, the Company’s Board of Directors approved the award of performance-based stock options to a non-employee consultant
who also serves as a director for the Company (see Note 13). The performance-based stock options are earned based on the attainment of specified goals achieved over the performance period. The Company recognizes expense for performance-based awards over the related vesting period once it deems the achievement of the performance condition is probable. The Company reassesses the probability of vesting at each reporting period for performance-based awards and adjusts expense accordingly on a cumulative basis.
The fair value of each services and performance-based stock option grant is estimated on the date of grant using the Black-Scholes option-pricing model. The Company historically has been a private company and lacks company-specific historical and implied volatility information for its stock. Therefore, it estimates its expected stock price volatility based on the historical volatility of publicly traded peer companies and expects to continue to do so until such time as it has adequate historical data regarding the volatility of its own traded stock price. The expected term of the Company’s stock options granted to employees is determined utilizing the “simplified” method for awards that qualify as “plain-vanilla” options. The expected term of stock options granted to non-employee
consultants is equal to the contractual term of the option award. The risk-free interest rate is determined by reference to the U.S. Treasury yield curve in effect at the time of grant of the award for time periods approximately equal to the expected term of the award. The expected dividend yield is zero
based on the fact that the Company has never paid cash dividends on common stock and does not expect to pay any cash dividends in the foreseeable future (see Note 13).
In September 2021, the Company awarded options to its President which have market-based vesting conditions. The Company uses the Monte-Carlo model in order to calculate the fair value of the market-based awards. Also in 2021, the Company granted restricted stock units (“RSU”), the fair value of which is determined based on the stock price on the date of grant.
The Company classifies stock-based compensation expense in its consolidated statement of operations in the same manner in which the award recipient’s payroll costs are classified or in which the award recipient’s service payments are classified. The Company elects to account for forfeitures as they occur and compensation cost previously recognized for an award that is forfeited because of a failure to satisfy a service or performance condition is reversed in the period of the forfeiture
.
Comprehensive Loss
Comprehensive loss includes net loss as well as other changes in stockholders’ equity (deficit) that result from transactions and economic events other than those with stockholders. There was no difference between net loss and comprehensive loss for each of the periods presented in the accompanying consolidated financial statements.
Income Taxes
The Company accounts for income taxes using the asset and liability method, which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been recognized in the consolidated financial statements or in the Company’s tax returns. Deferred tax assets and liabilities are determined based on the difference between the financial statement and tax basis of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse. Changes in deferred tax assets and liabilities are recorded in the provision for income taxes. The Company assesses the likelihood that its deferred tax assets will be recovered from future taxable income and, to the extent it believes, based upon the weight of available evidence, that it is more likely than not that all or a portion of the deferred tax assets will not be realized, a valuation allowance is established through a charge to income tax expense. Potential for recovery of deferred tax assets is evaluated by estimating the future taxable profits expected and considering prudent and feasible tax planning strategies.
The Company accounts for uncertainty in income taxes recognized in the consolidated financial statements by applying a two-step process
to determine the amount of tax benefit to be recognized. First, the tax position must be evaluated to determine the likelihood that it will be sustained based on the technical merits of the position. If the tax position is deemed more-likely-than-not to
be sustained, the tax position is then assessed to determine the amount of benefit to recognize in the consolidated financial statements. The amount of the benefit that may be recognized is the largest amount that has a greater than
50
% likelihood of being realized upon ultimate settlement with the tax authority. The provision for income taxes includes the effects of unrecognized tax benefits, as well as the related interest and penalties (see Note 17).
Net Loss per Share
Basic net loss per share of common stock is computed by dividing net loss by the weighted-average number of shares of common stock outstanding during each period. Diluted net loss per share of common stock includes the effect, if any, from the potential exercise or conversion of securities, such as redeemable convertible preferred stock, stock options and warrants, which would result in the issuance of incremental shares of common stock. For diluted net loss per share, the weighted-average number of shares of common stock is the same for basic net loss per share due to the fact that when a net loss exists, dilutive securities are not included in the calculation as the impact is anti-dilutive.

The following potentially dilutive securities have been excluded from the computation of diluted weighted-average shares of common stock outstanding, prior to the use of the two-class method,
as they would be anti-dilutive:

	December 31,
	2021	2020
Redeemable convertible preferred stock	—	82,643,496
Stock options	26,533,868	17,167,165
Restricted stock units	474,700	—
Warrants	42,686,195	19,811,204

	69,694,763	119,621,865
Segment Information
Operating segments are defined as components of an enterprise about which separate discrete financial information is available for evaluation by the chief operating decision maker, or decision-making group, in deciding how to allocate resources in assessing performance. Prior to the third quarter of 2020, the Company managed its operations as one segment. In the third quarter of 2020, the Company began to manage its operations through an evaluation of three
distinct businesses segments: Cell Therapy, Degenerative Disease and BioBanking. These segments are presented for the years ended December 31, 2021 and 2020 in
Note 18.
Concentrations of Credit Risk and Significant Customers
Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash and cash equivalents. The Company generally maintains balances in various operating accounts at financial institutions that management believes to be of high credit quality, in amounts that may exceed federally insured limits.
The Company has not experienced any losses related to its cash and cash equivalents or restricted cash and does not believe that it is subject to unusual credit risk beyond the normal credit risk associated with commercial banking relationships.
The Company is subject to credit risk from trade accounts receivable related to both degenerative disease product sales and biobanking services. All trade accounts receivables are a result from product sales and services performed in the United States. During the year ended December 31, 2021, the Company had one customer (Customer A) provide for
38
% of revenue and another customer provide for
11
% of total revenue. In the year ended December 31, 2020, the Company had one customer provide for
13
% of the revenue earned. As of December 31, 2021, Customer A comprised approximately
47
% of the Company’s outstanding accounts receivable. As of December 31, 2020, one of the Company’s customers comprised approximately
24
% of the Company’s outstanding accounts receivables.

Emerging Growth Company
Section 102(b)(1) of the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”) exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act of 1933, as amended, registration statement declared effective or do not have a class of securities registered under the Securities Exchange Act of 1934, as amended) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that an emerging growth company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging growth
companies but any such an election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period, which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard.
This may make comparison of the Company’s financial statements with another public company that is neither an emerging growth company nor an emerging growth company that has opted out of using the extended transition period difficult or impossible because of the potential differences in accounting standards used.
Recently Adopted Accounting Pronouncements
In December 2019, the Financial Accounting Standards Board (“FASB”) issued ASU
No. 2019-12,
Simplifying the Accounting for Income Taxes
(Topic 740) (“ASU
2019-12”).
The objective of the standard is to improve areas of GAAP by removing certain exceptions permitted by Accounting Standards Codification 740 and clarifying existing guidance to facilitate consistent application. The standard was effective for the Company beginning on January 1, 2021. The adoption of ASU
2019-12
as of January 1, 2021 did not have a material impact on the consolidated financial statements.

Recently Issued Accounting Pronouncements
In August 2020, the FASB issued ASU
2020-06,
(Subtopic
470-20):
Debt — Debt with Conversion and Other Options
(“ASU
2020-06”)
to address the complexity associated with applying GAAP to certain financial instruments with characteristics of liabilities and equity. ASU
2020-06
includes amendments to the guidance on convertible instruments and the derivative scope exception for contracts in an entity’s own equity and simplifies the accounting for convertible instruments which include beneficial conversion features or cash conversion features by removing certain separation models in Subtopic
470-20.
Additionally, ASU
2020-06
will require entities to use the
“if-converted”
method when calculating diluted earnings per share for convertible instruments. ASU
2020-06
is effective for fiscal years beginning after December 15, 2021 (fiscal year 2022 for the Company), including interim periods within those fiscal years. As no debt is currently outstanding, the Company does not expect the impact of ASU
2020-06
to have an impact on its financial position, results of operations or cash flows.
In June 2016, the FASB issued ASU
2016-13,
Financial Instruments — Credit Losses
(“ASU
2016-13”),
which changes the accounting for recognizing impairments of financial assets. Under the new guidance, credit losses for certain types of financial instruments will be estimated based on expected losses. ASU
2016-13
also modifies the impairment models for
available-for-sale
debt securities and for purchased financial assets with credit deterioration since their origination. ASU
2016-13
is effective for annual periods beginning after December 15, 2022 (fiscal year 2023 for the Company), and interim periods within those periods, with early adoption permitted. The Company is currently evaluating the impact that the adoption of ASU
2016-13
will have on its consolidated financial statements.
In February 2016, the FASB issued ASU
No. 2016-02
, Leases (Topic 842)
(“ASU
2016-02”),
which sets out the principles for the recognition, measurement, presentation and disclosure of leases for both parties to a contract (i.e., lessees and lessors). The new standard requires lessees to apply a dual approach, classifying leases as either finance or operating leases based on the principle of whether or not the lease is effectively a financed purchase by the lessee. This classification will determine whether lease expense is recognized based on an effective interest method or on a straight-line basis over the term of the lease. A lessee is also required to record a right-of-use
asset and a lease liability for all leases with a term of greater than 12 months regardless of their classification. Leases with a term of 12 months or less may be accounted for similar to existing guidance for operating leases today. The guidance is effective for the Company for annual reporting periods beginning after December 15, 2021 and interim periods within fiscal years beginning after December 15, 2022, with early adoption permitted.
The Company adopted ASC 842 as of January 1, 2022 using the modified retrospective method, which did not require it to restate prior periods and did not have an impact on retained earnings. The Company has elected the “package of 3” practical expedients permitted under the transition guidance, which eliminates the requirements to reassess prior conclusions about lease identification, lease classification, and initial direct costs. The Company also adopted an accounting policy which provides that leases with an initial term of 12 months or less and no purchase option that the Company is reasonably certain of exercising will not be included within the lease right-of-use
assets and lease liabilities on its Consolidated Balance Sheets.
At the inception of an arrangement, the Company will determine whether the arrangement is or contains a lease based on the circumstances present. Leases with a term greater than one year will be recognized on the Consolidated Balance Sheets as right-of-use
assets, lease liabilities, and if applicable, long-term lease liabilities. The Company includes renewal options to extend the lease in the lease term where it is reasonably certain that it will exercise these options. Lease liabilities and the corresponding right-of-use
assets will be recorded based on the present values of lease payments over the terms. The interest rate implicit in lease contracts is typically not readily determinable. As such, the Company will utilize the appropriate incremental borrowing rates, which are the rates that would be incurred to borrow on a collateralized basis, over similar terms, amounts equal to the lease payments in a similar economic environment. Variable payments that do not depend on a rate or index are not included in the lease liability and are recognized as incurred. Lease contracts do not include residual value guarantees nor do they include restrictions or other covenants. Certain adjustments to the right-of-use
assets may be required for items such as initial direct costs paid, incentives received, or lease prepayments. If significant events, changes in circumstances, or other events indicate that the lease term or other inputs have changed, the Company would reassess lease classification, remeasure the lease liability using revised inputs as of the reassessment date, and adjust the right-of-use
asset.
The Company has not yet finalized the impact of this new standard, however, the Company is expecting its adoption will have a material effect on the Company’s consolidated financial statements. Upon adoption, the most significant impact relates to an equity adjustment and the recognition of a new right-of-use
asset and lease liability arising from the derecognition of existing assets and liabilities from the failed sale-leaseback transaction of the Company’s Florham Park, New Jersey facility. Upon adoption, the Company will derecognize the portion of the existing build-to-suit
facility financing obligation and the corresponding existing asset that was recorded solely as a result of the transaction’s build-to-suit
designation in accordance with Topic 840. The difference associated with this derecognition will be recorded as an adjustment to equity as of January 1, 2022. The Company will then follow the general lessee transition requirements discussed above to record the new right-of-use
asset and lease liability in accordance with Topic 842. Certain Company-paid costs associated with this transaction that were capitalized will not be derecognized and thus will be carried over and retained at their currently recognized balances as they would have been recognized in the absence of the build-to-suit
designation. Further information regarding this transaction is discussed within Note 11.